Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 116,479	$ 39,611
Collaboration receivables (includes related party amounts of $3,713 and $1,840 at September 30, 2013 and December 31, 2012, respectively)	4,103	2,776
Prepaid expenses and other current assets	2,179	1,474
Total current assets	122,761	43,861
Property and equipment, net	3,564	4,059
Restricted cash	913	913
Related party receivables		233
Other assets	22	146
Total assets	127,260	49,212
Current liabilities:
Accounts payable	891	642
Accrued expenses (includes related party amounts of $0 and $861 at September 30, 2013 and December 31, 2012, respectively)	5,126	6,153
Deferred revenue	2,351	27,840
Deferred rent	499	499
Notes payable, net of discount	7,656	3,668
Total current liabilities	16,523	38,802
Deferred revenue, net of current portion	6,205	6,760
Deferred rent, net of current portion	2,463	2,837
Notes payable, net of current portion and discount	10,979	16,525
Warrants to purchase redeemable convertible preferred stock		1,422
Warrants to purchase common stock	16,526	5,229
Total liabilities	52,696	71,575
Commitments and contingencies (Note 13)
Redeemable convertible preferred stock		268,610
Stockholders' equity (deficit):
Undesignated preferred stock, $0.001 par value: 25,000,000 shares authorized and no shares issued or outstanding at September 30, 2013; No shares authorized, issued or outstanding at December 2012
Common stock, $0.001 par value: 175,000,000 and 104,013,161 shares authorized at September 30, 2013 and December 31, 2012, respectively; 28,069,579, and 2,432,155 shares issued and outstanding at September 30, 2013, and December 31, 2012, respectively	35	3
Additional paid-in capital	248,750	0
Accumulated deficit	(174,221)	(290,976)
Total stockholders' equity (deficit)	74,564	(290,973)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 127,260	$ 49,212